UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.1%)

Allegany County NY IDA (Atlantic Richfield Project) VRDO	3.620%	3/1/2007	4,700	4,700
1 Battery Park City NY Auth. Rev. TOB VRDO	3.690%	3/7/2007	5,250	5,250
Clifton Park NY IDA Multifamily Housing Rev. (Coburg Village Project) VRDO	3.610%	3/7/2007 LOC	5,500	5,500
1 Erie County NY IDA School Fac. Rev. TOB VRDO	3.690%	3/7/2007 (4)	3,825	3,825
Erie County NY Water Auth. Rev. VRDO	3.460%	3/7/2007 (2)	11,400	11,400
1 GS Pool Trust TOB VRDO	3.750%	3/7/2007	10,875	10,875
Half Hollow Hills NY Central School Dist. TAN	4.500%	6/29/2007	40,000	40,105
1 Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	3.690%	3/7/2007 (1)	30,000	30,000
1 Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	3.700%	3/7/2007 (3)	53,300	53,300
Huntington NY TAN	4.250%	6/28/2007	6,000	6,014
Jericho NY UFSD TAN	4.500%	6/22/2007	12,000	12,032
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.540%	3/7/2007	5,000	5,000
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.670%	3/7/2007	12,995	12,995
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.670%	3/7/2007	12,995	12,995
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.690%	3/7/2007	37,820	37,820
Long Island NY Power Auth. Electric System Rev. CP	3.490%	3/7/2007 LOC	59,200	59,200
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.690%	3/7/2007 (1)	10,375	10,375
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.690%	3/7/2007 (1)	15,000	15,000
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.700%	3/7/2007 (2)	14,000	14,000
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.700%	3/7/2007 (10)	69,300	69,300
Long Island NY Power Auth. Electric System Rev. VRDO	3.450%	3/7/2007 LOC	12,600	12,600
Long Island NY Power Auth. Electric System Rev. VRDO	3.470%	3/7/2007 (4)	49,610	49,610
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.690%	3/7/2007 (4)	7,500	7,500
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.690%	3/7/2007 (1)	11,385	11,385
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.650%	6/15/2007 LOC	20,000	20,000
1 Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.700%	3/7/2007 (1)	6,600	6,600
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	3.620%	3/1/2007 LOC	11,525	11,525
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.670%	3/7/2007 (3)	19,900	19,900
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.690%	3/7/2007 (3)	14,290	14,290
Metro. New York Transp. Auth. Rev. VRDO	3.590%	3/7/2007 LOC	20,000	20,000
Metro. New York Transp. Auth. Rev. VRDO	3.610%	3/7/2007 (4)	3,500	3,500
Metro. New York Transp. Auth. Rev. VRDO	3.610%	3/7/2007 (11)	33,275	33,275
Metro. New York Transp. Auth. Rev. VRDO	3.610%	3/7/2007 (10)	46,100	46,100
Metro. New York Transp. Auth. Rev. VRDO	3.630%	3/7/2007 (11)	5,700	5,700
Metro. New York Transp. Auth. Transit Fac. CP	3.650%	6/25/2007 LOC	15,000	15,000
Monroe County NY IDA (Monroe Community College) VRDO	3.630%	3/7/2007 LOC	4,000	4,000
Nassau County NY GO BAN	3.625%	2/15/2008	40,000	40,007
Nassau County NY Interim Finance Auth. VRDO	3.450%	3/7/2007 (4)	16,055	16,055
Nassau County NY TAN	4.000%	9/30/2007	27,000	27,077
Nassau Health Care Corp. NY VRDO	3.600%	3/7/2007 (4)	10,000	10,000
Nassau Health Care Corp. NY VRDO	3.610%	3/7/2007 (4)	13,605	13,605
New York City NY Capital Resources (Enhanced Assistance PG) VRDO	3.600%	3/7/2007 LOC	8,700	8,700
New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	3.660%	3/7/2007 LOC	8,000	8,000
New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	3.600%	3/7/2007 LOC	15,507	15,507
1 New York City NY GO TOB PUT	3.690%	5/10/2007 (3)	9,695	9,695
1 New York City NY GO TOB VRDO	3.670%	3/7/2007 (4)	6,144	6,144
1 New York City NY GO TOB VRDO	3.680%	3/7/2007 (1)	5,840	5,840
1 New York City NY GO TOB VRDO	3.680%	3/7/2007 (2)	4,585	4,585
1 New York City NY GO TOB VRDO	3.680%	3/7/2007 (2)	24,880	24,880
1 New York City NY GO TOB VRDO	3.690%	3/7/2007 (2)	7,735	7,735
1 New York City NY GO TOB VRDO	3.690%	3/7/2007 (11)	7,355	7,355
1 New York City NY GO TOB VRDO	3.710%	3/7/2007	50,000	50,000
New York City NY GO VRDO	3.620%	3/1/2007 LOC	28,575	28,575
New York City NY GO VRDO	3.620%	3/1/2007 LOC	19,785	19,785
New York City NY GO VRDO	3.630%	3/1/2007 LOC	7,200	7,200
New York City NY GO VRDO	3.470%	3/7/2007 LOC	5,950	5,950
New York City NY GO VRDO	3.500%	3/7/2007 (2)	10,025	10,025
New York City NY GO VRDO	3.500%	3/7/2007 LOC	5,600	5,600
New York City NY GO VRDO	3.500%	3/7/2007 LOC	8,000	8,000
New York City NY GO VRDO	3.500%	3/7/2007 LOC	5,695	5,695
New York City NY GO VRDO	3.600%	3/7/2007 LOC	31,750	31,750
New York City NY GO VRDO	3.640%	3/7/2007 LOC	9,975	9,975
New York City NY Housing Dev. Corp. Multi-Family Rev. (Beacon Mews) VRDO	3.540%	3/7/2007 LOC	23,500	23,500
New York City NY Housing Dev. Corp. Multi-Family Rev. (First Avenue) VRDO	3.530%	3/7/2007	24,205	24,205
New York City NY Housing Dev. Corp. Multi-Family Rev. PUT	3.600%	11/1/2007	52,000	52,000
New York City NY Housing Dev. Corp. Multi-Family Rev. PUT	3.600%	11/1/2007	27,475	27,475
1 New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	3.700%	3/7/2007	12,505	12,505
1 New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	3.700%	3/7/2007	12,515	12,515
New York City NY Housing Dev. Corp. Multi-Family Rev. VRDO	3.530%	3/7/2007	45,800	45,800
1 New York City NY Housing Dev. Corp. Rev. (Capital Funding Program) TOB VRDO	3.690%	3/7/2007 (3)	8,755	8,755
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street) VRDO	3.500%	3/7/2007 LOC	15,000	15,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	3.500%	3/7/2007	20,000	20,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Atlantic Court) VRDO	3.530%	3/7/2007	43,100	43,100
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - One Columbus Place) VRDO	3.530%	3/7/2007 LOC	32,000	32,000
1 New York City NY Housing Dev. Corp. Rev. TOB VRDO	3.690%	3/7/2007 (3)	5,145	5,145
1 New York City NY Housing Dev. Corp. Rev. TOB VRDO	3.690%	3/7/2007 (3)	12,785	12,785
New York City NY Housing Dev. Corp. Rev. VRDO	3.530%	3/7/2007	22,200	22,200
New York City NY IDA (Civic Fac. Rev.) VRDO	3.620%	3/7/2007 (10)	9,000	9,000
New York City NY IDA (Civil Liberties Union) VRDO	3.600%	3/1/2007 LOC	18,580	18,580
New York City NY IDA (NY Congregational Nursing Center Project) VRDO	3.610%	3/7/2007 LOC	4,900	4,900
1 New York City NY IDA Rev. TOB VRDO	3.700%	3/7/2007 (3)	5,095	5,095
New York City NY IDA Special Fac. Rev. (Korean Air Lines) VRDO	3.550%	3/7/2007 LOC	16,700	16,700
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.650%	3/9/2007	10,000	10,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.670%	3/7/2007	15,000	15,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.680%	3/7/2007 (2)	15,000	15,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.690%	3/7/2007	4,500	4,500
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.700%	3/7/2007	10,115	10,115
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.700%	3/7/2007 (1)	4,950	4,950
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.700%	3/7/2007 (4)	20,015	20,015
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.600%	3/1/2007	29,150	29,150
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.600%	3/1/2007 (3)	21,000	21,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.620%	3/1/2007	14,800	14,800
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.630%	3/1/2007 (3)	9,000	9,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.640%	3/1/2007	17,925	17,925
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.500%	3/7/2007	22,065	22,065
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.580%	3/7/2007	11,695	11,695
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.690%	3/7/2007 (1)	14,855	14,855
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.690%	3/7/2007 (1)	2,250	2,250
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.690%	3/7/2007 (1)	2,580	2,580
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.690%	3/7/2007 (1)	5,695	5,695
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.690%	3/7/2007 (2)	6,400	6,400
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.690%	3/7/2007 (1)	4,820	4,820
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.700%	3/7/2007 (2)	9,400	9,400
New York City NY Transitional Finance Auth. BAN	4.250%	6/29/2007	94,700	94,905
1 New York City NY Transitional Finance Auth. Building Aid Rev. TOB PUT	3.580%	6/7/2007 (3)	11,195	11,195
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.690%	3/7/2007 (3)	12,000	12,000
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.690%	3/7/2007	10,295	10,295
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.690%	3/7/2007	15,505	15,505
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.690%	3/7/2007 (3)	6,070	6,070
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.700%	3/7/2007	1,300	1,300
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	7,150	7,150
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	14,610	14,610
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	18,600	18,600
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	32,600	32,600
New York City NY Transitional Finance Auth. Rev. VRDO	3.610%	3/1/2007	21,140	21,140
New York City NY Transitional Finance Auth. Rev. VRDO	3.610%	3/1/2007	12,115	12,115
New York City NY Transitional Finance Auth. Rev. VRDO	3.470%	3/7/2007	49,195	49,195
New York City NY Transitional Finance Auth. Rev. VRDO	3.500%	3/7/2007	14,400	14,400
New York City NY Transitional Finance Auth. Rev. VRDO	3.500%	3/7/2007	15,170	15,170
New York City NY Transitional Finance Auth. Rev. VRDO	3.500%	3/7/2007	8,465	8,465
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.700%	3/7/2007 (3)	14,290	14,290
New York State Dormitory Auth. Rev. (Catholic Health) VRDO	3.610%	3/7/2007 LOC	8,435	8,435
New York State Dormitory Auth. Rev. (Catholic Health) VRDO	3.610%	3/7/2007 LOC	28,295	28,295
1 New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	3.550%	3/7/2007 (4)	7,250	7,250
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.540%	3/1/2007	26,200	26,200
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.490%	4/5/2007	12,800	12,800
New York State Dormitory Auth. Rev. (Cornell Univ.) CP	3.650%	5/10/2007	5,400	5,400
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.610%	3/1/2007	13,225	13,225
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.600%	3/7/2007	27,150	27,150
1 New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	3.690%	3/7/2007 (3)	2,615	2,615
1 New York State Dormitory Auth. Rev. (Memorial Sloan Kettering) TOB VRDO	3.690%	3/7/2007 (1)	7,100	7,100
1 New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	3.690%	3/7/2007 (3)	4,995	4,995
1 New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	3.700%	3/7/2007 (1)	16,455	16,455
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.580%	3/7/2007 (4)	9,405	9,405
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.580%	3/7/2007 (2)	2,500	2,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.590%	3/7/2007 (4)	11,870	11,870
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.610%	3/7/2007	71,500	71,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.610%	3/7/2007	36,285	36,285
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.610%	3/7/2007 (4)	11,250	11,250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.620%	3/7/2007 (1)	21,200	21,200
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.660%	3/7/2007 (4)	5,000	5,000
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.470%	3/7/2007 (1)	37,345	37,345
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.470%	3/7/2007 (1)	10,200	10,200
1 New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	3.670%	3/7/2007 (1)	6,700	6,700
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.550%	3/7/2007 (2)	5,860	5,860
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.550%	3/7/2007 (2)	17,790	17,790
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.690%	3/7/2007 (2)	26,805	26,805
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.690%	3/7/2007 (1)	5,485	5,485
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	3.500%	3/7/2007	27,100	27,100
New York State Dormitory Auth. Rev. (Univ. of Rochester) VRDO	3.460%	3/7/2007 (1)	21,700	21,700
New York State Dormitory Auth. Rev. (Upstate Community Colleges) VRDO	3.580%	3/7/2007 (11)	24,260	24,260
1 New York State Dormitory Auth. Rev. TOB VRDO	3.550%	3/7/2007 (2)	16,580	16,580
1 New York State Dormitory Auth. Rev. TOB VRDO	3.690%	3/7/2007 (3)	19,125	19,125
1 New York State Dormitory Auth. Rev. TOB VRDO	3.690%	3/7/2007 (4)	5,560	5,560
1 New York State Dormitory Auth. Rev. TOB VRDO	3.690%	3/7/2007 (3)	9,495	9,495
1 New York State Dormitory Auth. Rev. TOB VRDO	3.690%	3/7/2007 (1)	11,175	11,175
1 New York State Dormitory Auth. Rev. TOB VRDO	3.700%	3/7/2007	40,340	40,340
1 New York State Dormitory Auth. Rev. TOB VRDO	3.700%	3/7/2007	28,385	28,385
1 New York State Dormitory Auth. Rev. TOB VRDO	3.700%	3/7/2007	52,305	52,305
1 New York State Dormitory Auth. Rev. TOB VRDO	3.700%	3/7/2007 (2)	4,950	4,950
1 New York State Dormitory Auth. Rev. TOB VRDO	3.700%	3/7/2007	18,380	18,380
1 New York State Dormitory Auth. Rev. TOB VRDO	3.700%	3/7/2007	4,725	4,725
New York State Dormitory Auth. Rev. VRDO	3.590%	3/7/2007 (2)	30,560	30,560
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.470%	3/7/2007 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.500%	3/7/2007 LOC	13,700	13,700
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.500%	3/7/2007 LOC	15,000	15,000
1 New York State Environmental Fac. Corp. PCR TOB VRDO	3.700%	3/7/2007 (4)	26,725	26,725
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.550%	3/7/2007	5,385	5,385
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.690%	3/7/2007	2,650	2,650
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.690%	3/7/2007	6,390	6,390
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.690%	3/7/2007	2,565	2,565
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.690%	3/7/2007	9,750	9,750
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.690%	3/7/2007	7,740	7,740
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.690%	3/7/2007	8,085	8,085
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.700%	3/7/2007	16,500	16,500
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.630%	3/1/2007	18,100	18,100
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.690%	3/1/2007	26,700	26,700
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.690%	3/1/2007	25,900	25,900
New York State GO PUT	3.580%	7/12/2007 LOC	36,350	36,349
New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	3.520%	3/7/2007	66,170	66,170
1 New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	3.690%	3/7/2007 (3)	7,895	7,895
1 New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	3.690%	3/7/2007 (3)	5,210	5,210
New York State Housing Finance Agency Rev. (Residential) VRDO	3.540%	3/7/2007 (2)	6,600	6,600
New York State Housing Finance Agency Rev. (Saville Housing) VRDO	3.530%	3/7/2007 LOC	55,000	55,000
New York State Housing Finance Agency Rev. (West 23rd Street) VRDO	3.550%	3/7/2007 LOC	42,400	42,400
New York State Housing Finance Agency Rev. VRDO	3.470%	3/7/2007	4,500	4,500
New York State Housing Finance Agency Rev. VRDO	3.500%	3/7/2007 LOC	20,400	20,400
New York State Housing Finance Agency Rev. VRDO	3.520%	3/7/2007	22,000	22,000
New York State Housing Finance Agency Rev. VRDO	3.530%	3/7/2007 LOC	22,300	22,300
New York State Housing Finance Agency Rev. VRDO	3.540%	3/7/2007 LOC	20,000	20,000
New York State Housing Finance Agency Rev. VRDO	3.550%	3/7/2007 LOC	50,000	50,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.500%	3/7/2007 LOC	9,000	9,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.540%	3/7/2007 LOC	25,000	25,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.550%	3/7/2007	26,700	26,700
New York State Housing Finance Agency Service Contract Rev. VRDO	3.550%	3/7/2007 LOC	9,000	9,000
New York State Local Govt. Assistance Corp. VRDO	3.440%	3/7/2007 (4)	10,450	10,450
New York State Local Govt. Assistance Corp. VRDO	3.440%	3/7/2007 (3)	34,000	34,000
New York State Local Govt. Assistance Corp. VRDO	3.450%	3/7/2007 LOC	33,875	33,875
New York State Local Govt. Assistance Corp. VRDO	3.500%	3/7/2007 LOC	53,975	53,975
New York State Mortgage Agency Rev. VRDO	3.620%	3/1/2007	19,000	19,000
New York State Power Auth. Rev	5.500%	11/15/2007	13,565	13,745
New York State Power Auth. Rev. CP	3.550%	3/1/2007	20,730	20,730
New York State Power Auth. Rev. CP	3.530%	3/5/2007	10,000	10,000
New York State Power Auth. Rev. CP	3.600%	3/7/2007	13,000	13,000
New York State Power Auth. Rev. CP	3.520%	3/8/2007	11,100	11,100
New York State Power Auth. Rev. CP	3.600%	3/28/2007	21,500	21,500
New York State Power Auth. Rev. CP	3.630%	3/28/2007	3,500	3,500
New York State Power Auth. Rev. CP	3.600%	5/1/2007	6,300	6,300
New York State Power Auth. Rev. CP	3.600%	5/1/2007	10,000	10,000
New York State Power Auth. Rev. PUT	3.600%	3/1/2007	32,000	32,000
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2007 (1)	4,000	4,006
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.550%	3/7/2007 (1)	8,420	8,420
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.670%	3/7/2007 (2)	16,345	16,345
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.690%	3/7/2007 (2)	10,420	10,420
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.690%	3/7/2007 (1)	5,985	5,985
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.690%	3/7/2007 (2)	4,700	4,700
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.690%	3/7/2007 (2)	13,000	13,000
1 New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.690%	3/7/2007	4,995	4,995
1 New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.690%	3/7/2007 (2)	5,235	5,235
1 New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.690%	3/7/2007 (3)	10,980	10,980
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2007	21,370	21,395
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	10,000	10,135
1 New York State Thruway Auth. Rev. TOB VRDO	3.670%	3/7/2007 (4)	6,020	6,020
1 New York State Thruway Auth. Rev. TOB VRDO	3.690%	3/7/2007 (2)	8,085	8,085
1 New York State Thruway Auth. Rev. TOB VRDO	3.690%	3/7/2007 (4)	4,450	4,450
1 New York State Thruway Auth. Rev. TOB VRDO	3.690%	3/7/2007 (2)	13,650	13,650
1 New York State Thruway Auth. Rev. TOB VRDO	3.700%	3/7/2007 (2)	40,000	40,000
1 New York State Thruway Rev. TOB VRDO	3.510%	3/7/2007	5,000	5,000
1 New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	3.690%	3/7/2007 (3)	5,155	5,155
1 New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	3.690%	3/7/2007 (3)	4,940	4,940
New York State Urban Dev. Corp. Rev. (State Fac. & Equipment) VRDO	3.590%	3/7/2007 (11)	12,060	12,060
1 New York State Urban Dev. Corp. Rev. TOB VRDO	3.690%	3/7/2007 (2)	5,310	5,310
1 New York State Urban Dev. Corp. TOB VRDO	3.700%	3/7/2007	12,155	12,155
Oneida County NY IDA Rev. (Hamilton College) VRDO	3.470%	3/7/2007 (1)	25,135	25,135
Onondaga County NY IDA Civic Fac. Rev. VRDO	3.630%	3/7/2007 LOC	7,650	7,650
1 Orange County NY TOB VRDO	3.690%	3/7/2007	1,180	1,180
Orangetown NY BAN	4.500%	3/30/2007	16,600	16,613
Port Auth of New York & New Jersey Rev. VRDO	3.570%	3/1/2007	5,360	5,360
Port Auth. of New York & New Jersey CP	3.570%	3/1/2007	10,065	10,065
Port Auth. of New York & New Jersey CP	3.610%	3/1/2007	7,755	7,755
Port Auth. of New York & New Jersey CP	3.590%	3/12/2007	4,010	4,010
Port Auth. of New York & New Jersey CP	3.610%	3/19/2007	10,070	10,070
Port Auth. of New York & New Jersey CP	3.650%	5/1/2007	20,000	20,000
Port Auth. of New York & New Jersey CP	3.650%	5/9/2007	4,140	4,140
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.600%	3/7/2007 (4)	4,000	4,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.690%	3/7/2007 (10)	5,395	5,395
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.700%	3/7/2007 (11)	10,490	10,490
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.700%	3/7/2007 (3)	2,740	2,740
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.700%	3/7/2007 (4)	10,000	10,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.700%	3/7/2007	10,000	10,000
Poughkeepsie Town NY BAN	4.250%	9/13/2007	9,700	9,736
Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	3.610%	3/7/2007 LOC	7,000	7,000
Rockland County NY RAN	4.500%	3/22/2007	23,000	23,013
Rockland County NY TAN	4.500%	3/22/2007	9,700	9,704
Rockville Centre NY UFSD TAN	4.250%	6/28/2007	11,000	11,026
South Orangetown Central School Dist. NY TAN	4.500%	6/29/2007	5,000	5,012
Suffolk County NY TAN	4.000%	8/16/2007	50,000	50,111
Suffolk County NY Water Auth. Rev. VRDO	3.450%	3/7/2007	45,000	45,000
Syosset NY Central School Dist. TAN	4.500%	6/28/2007	10,000	10,025
Three Village Central School New York (Brookhaven & Smithtown) TAN	4.500%	6/29/2007	28,000	28,066
Tompkins County NY BAN	4.250%	3/8/2007	8,600	8,601
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.600%	3/7/2007	8,390	8,390
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.600%	3/7/2007	15,700	15,700
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.620%	3/7/2007 (10)	22,600	22,600
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.620%	3/7/2007 (10)	35,290	35,290
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.670%	3/7/2007 (1)	1,995	1,995
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.690%	3/7/2007	9,290	9,290
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.700%	3/7/2007 (1)	7,200	7,200
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.700%	3/7/2007 (3)	4,000	4,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.500%	3/7/2007	48,820	48,820
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.500%	3/7/2007 (4)	29,200	29,200
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.520%	3/7/2007	14,775	14,775
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.630%	3/7/2007	80,800	80,800
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.630%	3/7/2007	10,410	10,410
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.660%	3/7/2007	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.660%	3/7/2007	5,200	5,200
West Islip NY UFSD TAN	4.000%	6/28/2007	13,000	13,020
Westchester County NY IDA (Levister Redev. LLC) VRDO	3.680%	3/7/2007 LOC	19,500	19,500
Outside New York:
Puerto Rico Govt. Dev. Bank VRDO	3.340%	3/7/2007 (1)	1,400	1,400
Puerto Rico TRAN	4.500%	7/30/2007 LOC	30,000	30,122

Total Municipal Bonds (Cost $4,747,585)				4,747,585

Other Assets and Liabilities—Net (0.9%)				42,495

Net Assets (100%)				4,790,080

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of these securities was $1,361,784,000, representing 28.4% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New York Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Albany County NY GO	5.000%	10/1/2012 (3)	4,400	4,581
Battery Park City NY Auth. Rev	5.250%	11/1/2015	12,520	13,666
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	2,665	2,669
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	335	335
Buffalo NY GO	5.125%	2/1/2012 (2)	1,870	1,938
Buffalo NY GO	5.125%	2/1/2013 (2)	2,945	3,052
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	3,510	3,945
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	5,000	5,614
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,052
Erie County NY Water Auth. Rev	6.000%	12/1/2008 (2)(ETM)	1,030	1,055
Hempstead NY GO	5.625%	2/1/2012 (3)	1,220	1,242
Hempstead NY GO	5.625%	2/1/2013 (3)	960	977
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2017	2,360	2,517
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2019	3,200	3,409
Hudson Yards Infrastructure Corp. New York Rev	5.000%	2/15/2047 (3)	10,000	10,721
1 Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	3.700%	3/7/2007 (3)	16,000	16,000
Huntington NY GO	6.700%	2/1/2011 (3)	310	344
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	60,000	70,427
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2011 (4)	16,690	14,218
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2013	15,690	16,973
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2014 (4)	5,000	3,786
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2019 (4)	2,460	1,512
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2021 (4)	13,355	7,540
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2023 (4)	35,500	18,380
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2024 (4)	21,830	10,817
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2027 (4)	23,905	10,340
Long Island NY Power Auth. Electric System Rev. VRDO	3.450%	3/7/2007 (4)	10,305	10,305
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/2009 (3)(Prere.)	3,000	3,103
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	7,900	8,343
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	32,500	38,913
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (1)	4,000	4,363
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (2)	28,075	30,625
2 Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (2)	35,000	38,066
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (1)	5,000	5,438
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2019 (1)	6,000	6,555
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2020 (1)	7,000	7,647
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	3.620%	3/1/2007 LOC	700	700
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/2011 (3)	1,770	1,860
Nassau County NY GO	5.250%	6/1/2011 (2)	3,670	3,862
Nassau County NY GO	5.250%	6/1/2012 (2)	4,670	4,924
Nassau County NY GO	5.250%	6/1/2013 (2)	6,905	7,280
Nassau County NY GO	5.250%	6/1/2014 (2)	6,585	6,943
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.700%	4/1/2007 (1)(Prere.)	12,730	12,880
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.600%	4/1/2018 (1)	2,635	2,666
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.650%	4/1/2022 (1)	5,000	5,059
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/2016 (2)	2,000	2,043
New York City NY GO	5.750%	5/15/2010 (4)(Prere.)	4,540	4,877
New York City NY GO	5.875%	5/15/2010 (4)(Prere.)	4,670	5,034
New York City NY GO	5.750%	8/1/2011 (1)	15,750	16,913
New York City NY GO	5.750%	3/15/2012 (4)(Prere.)	1,560	1,713
New York City NY GO	5.125%	8/1/2013 (4)	19,025	20,032
New York City NY GO	5.375%	8/1/2013 (3)	8,295	8,549
New York City NY GO	5.200%	8/1/2014 (4)	5,000	5,258
New York City NY GO	5.250%	3/15/2016 (2)	5,000	5,326
New York City NY GO	5.000%	8/1/2025	8,905	9,484
New York City NY GO VRDO	3.600%	3/1/2007 (4)	3,100	3,100
New York City NY GO VRDO	3.630%	3/1/2007 LOC	600	600
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/2031 (2)	32,990	35,567
New York City NY IDA (Yankee Stadium)	5.000%	3/1/2031 (3)	29,460	31,699
New York City NY IDA (Yankee Stadium)	5.000%	3/1/2036 (1)	24,000	25,784
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/2007 (1)(Prere.)	15,000	15,241
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/2017	10,000	6,708
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2017	25,015	26,838
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/2018	10,000	6,435
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2018	25,095	27,061
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/2021	4,490	2,545
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2027 (1)	17,000	18,239
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2031	9,000	9,571
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.600%	3/1/2007	1,200	1,200
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.600%	3/1/2007 (3)	1,200	1,200
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.630%	3/1/2007 (3)	5,600	5,600
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.640%	3/1/2007	5,000	5,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.500%	6/15/2007 (1)(Prere.)	23,955	24,323
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/2009 (3)(Prere.)	30,650	32,385
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2026 (1)	10,000	10,720
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2009 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2009 (Prere.)	1,660	1,741
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2009 (Prere.)	1,325	1,391
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/2010 (Prere.)	930	1,000
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	2,265	2,441
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	1,150	1,239
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	2,955	3,184
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2012	2,805	3,016
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/2013	12,270	13,193
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2014	9,735	10,446
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/2014	17,720	19,038
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2015	7,310	7,792
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2015	3,850	4,123
New York City NY Transitional Finance Auth. Rev	5.375%	2/15/2015	9,395	10,067
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2016	8,415	8,970
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2016	11,045	11,835
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2016	2,735	2,950
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	16,500	16,500
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	20,470	20,470
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	11,175	11,175
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/2007	6,300	6,300
New York City NY Transitional Finance Auth. Rev. VRDO	3.640%	3/1/2007	500	500
New York State Dormitory Auth. Rev	5.250%	2/15/2019 (3)	2,420	2,647
New York State Dormitory Auth. Rev	5.250%	2/15/2020 (3)	2,555	2,796
New York State Dormitory Auth. Rev	5.250%	2/15/2021 (3)	1,680	1,839
New York State Dormitory Auth. Rev	5.250%	2/15/2022 (3)	2,825	3,090
New York State Dormitory Auth. Rev	5.250%	2/15/2023 (3)	1,120	1,225
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/2018 (4)(	17,080	18,302
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/2025 (4)(	2,000	2,129
New York State Dormitory Auth. Rev. (Barnard College)	5.250%	7/1/2026 (2)	4,370	4,434
New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/2022 (1)	10,000	10,494
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	2,215	2,366
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	4,475	4,780
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2011 (3)	5,950	6,299
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2015 (3)	31,620	33,638
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2016 (3)	7,255	7,723
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2020 (3)	14,525	16,957
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2022 (3)	9,240	10,923
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2023 (3)	5,000	5,921
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2023 (3)	7,915	9,403
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	4,900	5,340
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	5,100	5,489
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2021	6,990	7,601
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2022	7,345	7,973
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2023	7,575	8,212
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2031	6,905	7,422
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2035	14,950	16,057
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/2010 (2)(Prere.)	21,370	22,962
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/2015 (2)	385	386
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2020	3,965	4,231
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2021	4,035	4,299
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2022	4,285	4,559
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2026	1,800	1,910
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2026	5,495	5,832
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/2034	5,000	5,258
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,660	2,858
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,515	2,702
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,370	2,546
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2013 (4)	105	112
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2014 (4)	110	117
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2015 (4)	120	128
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2025 (3)	6,575	7,047
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/2026 (1)	130	132
New York State Dormitory Auth. Rev. (Mount Sinai School Medical)	5.150%	7/1/2024 (1)	9,000	10,107
New York State Dormitory Auth. Rev. (New School for Social Research)	5.625%	7/1/2007 (1)(Prere.)	2,260	2,320
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2016 (1)	3,500	4,058
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2020 (1)	6,000	7,160
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2027 (1)	5,000	6,170
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2031 (2)	8,910	10,819
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2040 (2)	34,330	42,153
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/2007 (1)(Prere.)	11,185	11,481
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2023 (4)	4,200	4,513
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2024 (2)	18,170	21,639
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2026 (2)	7,500	8,038
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2026 (2)	16,670	20,056
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2027 (2)	7,500	9,076
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/2019 (2)	3,995	4,190
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.250%	7/1/2007 (1)(Prere.)	3,000	3,046
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.300%	7/1/2007 (1)(Prere.)	6,275	6,372
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.000%	7/1/2018	2,805	2,883
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2019 (1)	15,900	18,725
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	5,500	6,525
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.500%	7/1/2023 (1)	14,000	16,501
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.250%	7/1/2008 (1)(Prere.)	15,170	15,643
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250%	7/1/2018 (1)	6,700	6,867
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/2009 (2)	1,590	1,674
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	10,660	11,534
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	5,000	5,410
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	12,500	13,525
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2012 (1)	16,160	17,414
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2013 (1)	27,285	29,402
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/2017 (4)	3,750	4,375
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2021 (3)	3,000	3,520
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2024 (3)	7,790	9,287
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/2031 (1)	8,765	9,421
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/2036 (1)	6,190	6,643
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2024 (2)	4,680	5,573
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2025 (2)	5,145	6,173
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2026 (2)	10,140	12,150
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/2026	2,500	2,718
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2027 (2)	11,155	13,424
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2028 (2)	5,000	6,033
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2029 (2)	4,765	5,771
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2030 (2)	7,500	9,113
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/2031 (2)	6,000	7,313
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/2031	5,000	5,403
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/2035	18,500	19,780
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500%	2/1/2010 (2)	6,330	6,634
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/2008 (1)(Prere.)	1,650	1,696
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/2017 (1)	350	359
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	450	468
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	1,085	1,129
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2009 (2)(Prere.)	2,235	2,339
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2012 (2)	3,935	4,101
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2015 (2)	1,915	1,986
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2016 (2)	800	831
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250%	7/1/2017 (4)	8,025	8,274
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/2025 (4)	7,000	7,227
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2019 (2)	2,425	2,652
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2021 (2)	1,750	1,905
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2022 (2)	3,425	3,729
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2023 (2)	3,610	3,930
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2024 (2)	3,305	3,598
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2022	8,000	8,368
New York State Dormitory Auth. Rev. Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/2032	8,405	9,005
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/2010 (1)	10,000	9,800
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/2015	7,650	8,261
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2016	3,095	3,316
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/2016	6,000	6,464
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2018	10,000	10,749
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2019	36,610	39,351
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2022	3,085	3,666
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2024	3,490	4,187
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2025	4,540	4,887
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2025	4,175	5,035
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2026	2,890	3,502
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2027	3,000	3,652
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2028	3,095	3,778
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2029	2,530	3,096
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	10/15/2030	2,600	3,192
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.500%	4/15/2035	7,990	9,909
New York State Local Govt. Assistance Corp.	5.250%	4/1/2015 (2)	8,000	8,091
New York State Thruway Auth. Rev	5.250%	1/1/2008 (Prere.)	735	752
New York State Thruway Auth. Rev	5.250%	1/1/2014	4,825	4,933
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	5,575	5,978
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	5,870	6,294
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	3,000	3,217
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	2,080	2,230
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	2,500	2,681
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2011 (3)(Prere.)	2,000	2,161
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2011 (3)(Prere.)	3,000	3,242
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/2011 (1)(Prere.)	7,500	8,022
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2014 (2)	32,875	35,660
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2025 (2)	10,000	10,766
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/2007 (Prere.)	1,300	1,328
New York State Thruway Auth. Rev. (Service Contract)	5.750%	4/1/2009 (1)(Prere.)	4,000	4,210
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/2015	6,775	6,919
New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/2009 (2)(Prere.)	5,500	5,721
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	4,110	4,324
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	5,000	5,260
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	2,500	2,630
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	3,000	3,156
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.750%	1/1/2011 (4)(Prere.)	6,380	6,870
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/2023 (4)	7,860	8,447
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/2024 (4)	3,500	3,759
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2023 (1)	19,645	23,238
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2024 (1)	5,000	5,948
Niagara Falls NY Bridge Comm. Rev	5.250%	10/1/2015 (3)	5,000	5,353
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/2020 (3)	8,685	10,843
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/2021 (3)	9,230	11,626
North Hempstead NY GO	6.400%	4/1/2010 (3)	1,500	1,619
North Hempstead NY GO	6.400%	4/1/2011 (3)	2,075	2,288
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,250	1,277
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,225	1,252
Orange County NY GO	5.000%	7/15/2019	1,500	1,633
Orange County NY GO	5.000%	7/15/2020	2,000	2,175
Orange County NY GO	5.000%	7/15/2021	1,035	1,124
Orange County NY GO	5.000%	7/15/2022	1,000	1,084
Port Auth. of New York & New Jersey Rev	5.000%	7/15/2033	27,615	29,491
Suffolk County NY GO	5.250%	5/1/2016 (4)	3,315	3,719
Suffolk County NY GO	5.250%	5/1/2017 (4)	9,780	10,978
Suffolk County NY Water Auth. Rev	5.250%	6/1/2010 (2)(ETM)	3,790	3,984
Suffolk County NY Water Auth. Rev	5.250%	6/1/2011 (2)(ETM)	2,380	2,535
Suffolk County NY Water Auth. Rev	5.250%	6/1/2012 (2)(ETM)	4,290	4,626
Suffolk County NY Water Auth. Rev	5.250%	6/1/2017 (2)(ETM)	1,695	1,914
Tobacco Settlement Asset Securitization Corp. Inc. New York	5.125%	6/1/2042	10,000	10,315
Triborough Bridge & Tunnel Auth. New York Rev	6.750%	1/1/2009 (2)(ETM)	1,970	2,047
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2014	3,000	3,204
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2015	2,930	3,129
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2016	2,500	2,665
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	16,770	17,999
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2018	2,330	2,487
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2018	30,285	32,649
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2019	43,025	46,383
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (1)(ETM)	5,000	6,132
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/2021 (1)	11,370	13,434
Outside New York:
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2015 (1)	5,000	5,176
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2016 (1)	16,345	17,786
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2018 (1)	6,250	6,792
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2019 (1)	6,500	7,063
Puerto Rico GO	5.500%	7/1/2013 (3)	6,000	6,627
Puerto Rico GO	5.500%	7/1/2020 (3)	6,305	7,375
Puerto Rico GO	5.500%	7/1/2021 (1)	16,505	19,424
Puerto Rico GO	5.000%	7/1/2033	6,900	7,192
Puerto Rico Govt. Dev. Bank VRDO	3.340%	3/7/2007 (1)	4,300	4,300
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2035 (1)	50,000	59,771
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.420%	3/7/2007 (2)	22,725	22,725
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2027 (3)	7,230	8,729
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2027 (2)	25,000	30,185
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2036 (2)	25,120	7,088
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/2040	10,560	11,312
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	6,480	6,885
Puerto Rico Muni. Finance Agency	6.000%	8/1/2009 (4)(Prere.)	2,645	2,818
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	7,000	7,514
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	9,140	11,104
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	860	1,098
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2011	2,000	2,090
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2023	2,000	2,150

Total Municipal Bonds (Cost $2,426,433)				2,529,298

Other Assets and Liabilities—Net (1.0%)				24,459

Net Assets (100%)				2,553,757

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the value of this security represented 0.6% of net assets.
2	Securities with a value of $6,607,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $2,427,235,000. Net unrealized appreciation of investment securities for tax purposes was $102 063,000, consisting of unrealized gains of $102,492,000 on securities that had risen in value since their purchase and $429,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	200	22,588	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.